Description of the Business and Basis of Presentation	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Basis of Presentation	Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation

Triton International Limited ("Triton" or the "Company"), through its subsidiaries, leases intermodal transportation equipment, primarily maritime containers, and provides maritime container management services through a worldwide network of service subsidiaries, third-party depots and other facilities. The majority of the Company's business is derived from leasing its containers to shipping line customers through a variety of long-term and short-term contractual lease arrangements. The Company also sells containers from its equipment leasing fleet as well as containers specifically acquired for resale from third parties. Triton also enters into management agreements with other parties that own the containers under which the Company manages the leasing and selling of containers on their behalf. The Company's registered office is located in Bermuda.

Basis of Presentation

The unaudited consolidated financial statements and accompanying notes include the accounts of the Company and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. Accordingly, these financial statements do not include all information and footnotes required by GAAP for complete financial statements.

The unaudited interim financial statements have been prepared on a basis consistent with the Company's annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary to state fairly the Company's financial position, results of operations, comprehensive income, shareholders' equity, and cash flows for the periods presented. The Consolidated Balance Sheet as of December 31, 2024, included herein, was derived from the audited financial statements as of that date, but does not include all disclosures required by GAAP. The consolidated results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2025 or for any other future annual or interim period.

These financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto as of and for the year ended December 31, 2024 included in the Company's Annual Report on Form 20-F which was filed with the Securities and Exchange Commission on February 28, 2025. The unaudited consolidated financial statements include the accounts of the Company and subsidiaries in which it has a controlling interest, and variable interest entities of which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation. Certain reclassifications have been made to the accompanying prior period financial statements and notes to conform to the current year's presentation.

In connection with the acquisition of the Company by Brookfield Infrastructure through its subsidiary Brookfield Infrastructure Corporation in September 2023 (the "Merger"), the Company cancelled all of its then issued treasury shares on September 28, 2023. The Company recorded the cancellation as a reduction to Additional paid-in capital of $1,203.2 million during the year ended December 31, 2023. Subsequent to the issuance of the December 31, 2024 financial statements, the Company concluded that the reduction should have been recorded to Retained earnings. Accordingly, the Company recorded an out-of-period adjustment between Additional paid-in capital and Accumulated earnings of $1,203.2 million as of March 31, 2025.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities in the financial statements. Such estimates include, but are not limited to, the Company's estimates in connection with leasing equipment, including residual values and depreciable lives, values of assets held for sale and other long-lived assets, provision for income tax, allowance for doubtful accounts, components of compensation, goodwill and intangible assets. Actual results could differ from those estimates.

Effective January 1, 2025, the Company increased the estimated useful lives for dry containers and refrigerated containers to 15 and 13 years, respectively, and decreased the residual value of its refrigerated containers. For the three and nine months ended September 30, 2025, the impact of these changes resulted in a net decrease to depreciation expense of $18.2 million and $40.7 million, respectively, including a one-time increase of $22.8 million in the first quarter related to those refrigerated containers in the Company's leasing fleet that had reached the end of their useful life at the time of the decrease in residual values.

Concentration of Credit Risk

The Company's equipment leases and trade receivables subject it to potential credit risk. The Company extends credit to its customers based upon an evaluation of each customer's financial condition and credit history. Evaluations of the financial condition and associated credit risk of customers are performed on an ongoing basis. As a percent of its lease billings, the Company's three largest customers accounted for 19%, 19%, and 14% for the nine months ended September 30, 2025 and 20%, 19%, and 12% for the nine months ended September 30, 2024.

Fair Value Measurements

For information on the fair value of debt and derivative instruments, refer to Note 6 - "Debt" and Note 7 - "Derivative Instruments", respectively.

Recently Adopted Accounting Standards

Compensation Costs

Accounting Standards Update ("ASU") No. 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards (“ASU 2024-01”), was issued in March 2024, to clarify the scope application of profits interest and similar awards and to add incremental clarity to help entities determine whether profits interest and similar awards should be accounted for as share-based payment arrangements within the scope of ASC 718, Compensation-Stock Compensation. ASU 2024-01 is effective for annual periods beginning after December 15, 2024 and interim periods within those annual periods with early adoption permitted. The Company adopted ASU 2024-01 in the first quarter of 2025, and it had no impact on the Company’s Consolidated Financial Statements.

Recently Issued Accounting Standards Not Yet Adopted

Income Taxes

ASU No. 2023-09, Improvements to Income Tax Disclosures, was issued in December 2023, which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). The new guidance also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual reporting periods beginning after December 15, 2024. The Company is currently evaluating the impact that the adoption of this standard will have on its income tax disclosures. The Company will adopt this standard for the annual reporting period ended December 31, 2025.

Financial Instruments - Credit Losses

ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, was issued in July 2025, which provides a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The guidance is effective for annual periods beginning after December 15, 2025 and interim periods within those annual periods with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

Expense Disaggregation Disclosures

ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses ("ASU 2024-03"), was issued in November 2024, and ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date ("ASU 2025-01"), was issued in January 2025, which requires disclosure in the notes to the financial statements, of disaggregated information about certain costs and expenses that are included in expense line items on the face of the income statement. The requirements of ASU 2024-03, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

Internal-Use Software
ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Recognition and Disclosure of Software Cost, was issued in September 2025 to remove the prescriptive “project stage” model for software development and require capitalization of software costs once management has authorized and committed to funding the project and it is probable the project will be completed and used as intended. The guidance is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.